(Columbia Value and Restructuring Fund)

COLUMBIA FUNDS SERIES TRUST I

Columbia Value and Restructuring Fund

(the "Fund")

Supplement dated November 8, 2012 to

the Fund's prospectus dated August 1, 2012, as supplemented

The Fund's prospectus offering Class A, C, I, R and W shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expense (Columbia Value and Restructuring Fund)		Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class W Shares
Management fees		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	none	0.50%	0.25%
Other expenses	[1]	0.29%	0.29%	0.06%	0.29%	0.29%
Acquired Fund Fees and Expenses		0.03%	0.03%	0.03%	0.03%	0.03%
Total annual Fund operating expenses		1.32%	2.07%	0.84%	1.57%	1.32%
Fee waivers and/or reimbursements	[2]	(0.03%)	(0.03%)	none	(0.03%)	(0.03%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.29%	2.04%	0.84%	1.54%	1.29%
[1]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.26% for Class A, 2.01% for Class C, 0.85% for Class I, 1.51% for Class R and 1.26% for Class W.

Expense Example (Columbia Value and Restructuring Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class A Shares	[1]	699	966	1,254	2,071
Class C Shares	[1]	307	646	1,111	2,398
Class I Shares		86	268	466	1,037
Class R Shares	[1]	157	493	852	1,865
Class W Shares	[1]	131	415	721	1,588
[1]	The waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2013 and are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Expense Example, No Redemption (Columbia Value and Restructuring Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class C Shares	[1]	207	646	1,111	2,398
[1]	The waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on December 31, 2013 and are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.